UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment               [_];  Amendment Number: ______

This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kingdom Ridge Capital, L.L.C.
Address:  81 Main Street, Suite 209
          White Plains, NY 10601

Form 13F File Number: 028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Manley
Title:    Chief Financial Officer
Phone:    (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley        White Plains, New York          August 16, 2010
------------------       -----------------------         ----------------
  [Signature]                   [City,State]                 [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:    $179,078
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number              Name

1.         028-13335                    Kingdom Ridge Capital Master Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                    Kingdom Ridge Capital, LLC


COLUMN 1                        COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7         COLUMN 8

                                 TITLE                   VALUE      SHRS OR  SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED  NONE
ALCATEL-LUCENT                SPONSORED ADR  013904305   1,270     500,000  SH          DEFINED       1         500,000
APPLIED MICRO CIRCUITS CORP   COM NEW        03822W406  45,588   4,350,000  SH          DEFINED       1       4,350,000
BROADCOM CORP                 CL A           111320107   2,143      65,000  SH          DEFINED       1          65,000
CAVIUM NETWORKS INC           COM            14965A101   3,929     150,000  SH          DEFINED       1         150,000
COMMSCOPE INC                 COM            203372107   1,189      50,000  SH          DEFINED       1          50,000
MARVELL TECHNOLOGY GROUP LTD  ORD            G5876H105  20,488   1,300,000  SH          DEFINED       1       1,300,000
MICROSOFT CORP                COM            594918104  19,559     850,000  SH          DEFINED       1         850,000
POWERWAVE TECHNOLOGIES INC    COM            739363109   1,694   1,100,000  SH          DEFINED       1       1,100,000
QLOGIC CORP                   COM            747277101   4,155     250,000  SH          DEFINED       1         250,000
QUALCOMM INC                  COM            747525103  37,766   1,150,000  SH          DEFINED       1       1,150,000
RACKSPACE HOSTING INC         COM            750086100     917      50,000  SH          DEFINED       1          50,000
RESEARCH IN MOTION LTD        COM            760975102  34,482     700,000  SH          DEFINED       1         700,000
TELLABS INC                   COM            879664100     959     150,000  SH          DEFINED       1         150,000
TERADYNE INC                  COM            880770102   2,875     294,900  SH          DEFINED       1         294,900
VERIGY LTD                    SHS            Y93691106   1,043     120,000  SH          DEFINED       1         120,000
ZORAN CORP                    COM            98975F101   1,021     107,032  SH          DEFINED       1         107,032






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